Summary of Net Debt Securities Gains (Losses) (Details) - Debt securities [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (21)	$ 0	$ (22)	$ 10
Financial assets at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(36)	0	(36)	0
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 15	$ 0	$ 14	$ 10